Financial Instruments and Fair Value Disclosures	6 Months Ended
Jun. 30, 2026
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
10.	Financial Instruments and Fair Value Disclosures:

Credit risk. Financial instruments which potentially subject the Company to significant concentrations of credit risk, consist principally of trade receivables, amounts due from Pavimar, and cash, cash equivalents and restricted cash. The Company limits its credit risk by performing ongoing credit evaluations of its counterparties’ financial condition and by collecting its trade receivables mainly in advance. The Company generally does not require collateral for its trade receivables, but when considered necessary it may pursue additional securities and guarantees from its customers. Also, the Company places its cash and cash equivalents with established financial institutions and performs periodic evaluations of the relative credit standing of those financial institutions.

Fair value. The carrying values of the Company’s trade receivables, amounts due from/to the manager, accounts payable, and accrued liabilities, approximate their respective fair values due to the short-term nature of these financial instruments. Cash, cash equivalents and restricted cash are considered as Level 1 items in accordance with the fair value hierarchy. The recorded value of the Company’s long-term debt is a reasonable estimate of its fair value as it bears interest at a variable rate based on SOFR, which is observable at commonly quoted intervals for the full term of the long-term debt. Therefore, long-term debt is considered as a Level 2 item in accordance with the fair value hierarchy.

Estimating fair values of asset or liability classified financial instruments requires the development of estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques are highly volatile and sensitive to changes in the trading market price of the Company’s common shares. In estimating the fair value of the Class A Warrants, the Company considered their features, including their immediate exercisability, the holders’ cashless exercise option and the maximum underlying common shares, and determined it is appropriate to value them through Level 1 inputs, namely the quoted closing market price of the Company’s common shares on each measurement date. Accordingly, the Company initially recognized the Class A Warrants at an estimated fair value of $46,269. The excess of such fair value over the proceeds received, amounting to $34,278, was recognized as a loss in the unaudited interim consolidated statement of loss for the six-month period ended June 30, 2025. Substantially all of the Class A Warrants were exercised between February 11, 2025, and March 27, 2025, and from the non-recurring fair value measurements during that period, the Company recorded (i) a gain on settlement of $3,945 and (ii) a gain from changes in fair value of $29,796. The gain from the recurring measurement of the fair value of the outstanding Class A Warrants as of June 30, 2026, and the fair value of the outstanding Class A Warrants as of that date were not material.

As described in Note 8 “Capital Structure”, the Company classifies the SEPA as an equity-linked instrument measured at fair value. Upon the settlement of Advances under the SEPA, the Company measures the common shares issued at their fair value on the issuance date.

The effect of these financial instruments is included in “Gain/(loss) on equity-linked instruments, net” in the accompanying unaudited interim consolidated statements of loss. The following table presents the effect of the Company’s financial instruments measured at fair value on the unaudited interim consolidated statements of loss for the six-month periods ended June 30, 2026 and 2025:

	Six-month periods ended June 30,
Financial instruments	2026	2025
Class A Warrants	$—	$(537)
Gain on settlement of shares issued under the SEPA	1,010	—
Total gain/(loss) on equity-linked instruments, net	$1,010	$(537)